Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Gimi MS Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows
Net debt repayments	$ (87,330)	$ (70,048)
Proceeds from subscription of equity interest	0	21,020
Cash dividends paid	(63,042)	(52,330)
Variable Interest Entity
Statement of cash flows
Net debt repayments	(49,830)	(40,882)
Golar Gimi | Variable Interest Entity
Statement of cash flows
Additions to asset under development	6,842	152,583
Net debt repayments	(37,500)	(29,167)
Proceeds from subscription of equity interest	0	21,020
Cash dividends paid	(12,136)	0
Golar Gimi | Variable Interest Entity | Gimi MS
Statement of cash flows
Cash dividends paid	$ (40,500)	$ 0